LEASES (Tables)	12 Months Ended
Dec. 31, 2017
Bareboat Charters-In [Member]
Lease [Abstract]
Operating Leases of Lessee Disclosure

The future minimum commitments and related number of operating days under these operating leases are as follows:

Bareboat Charters-in:

At December 31, 2017	Amount	Operating Days
2018	$1,841	279
Net minimum lease payments	$1,841	279

Charters-Out [Member]
Lease [Abstract]
Operating Leases of Lessee Disclosure

The future minimum revenues, before reduction for brokerage commissions, expected to be received on noncancelable time charters and the related revenue days (revenue days represent calendar days, less days that vessels are not available for employment due to repairs, drydock or lay-up) are as follows:

At December 31, 2017	Amount	Revenue Days
2018	$6,218	604
Future minimum revenues	$6,218	604

Property Subject to Operating Lease [Member] | Time Charters-In [Member]
Lease [Abstract]
Schedule of Property Subject to or Available for Operating Lease	Time Charters-in:

At December 31, 2017	Amount	Operating Days
2018	$11,849	1,218
Net minimum lease payments	$11,849	1,218

Property Subject to Operating Lease [Member] | Office Space [Member]
Lease [Abstract]
Schedule of Property Subject to or Available for Operating Lease

The future minimum commitments under all lease obligations for office space are as follows:

At December 31,	Amount
2018	$1,249
2019	1,166
2020	1,152
2021	665
Net minimum lease payments	$4,232